Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) June 30, 2026
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
LOANS — 15.8%
ASSET-BASED/ SPECIALTY FINANCE — 6.8%
AF Holdco, LLC(a)(b)	—	12.25	6/11/2026	7/31/2027	2,941,761	2,941,761	2,941,761
Cashco Financial, Inc.(a)(b)(c)	1M SOFR + 10.25	13.87	9/20/2024	4/16/2027	438,460	439,578	440,433
CH SPV A Holding LLC(a)(b)(c)	1M SOFR + 10.75	14.41	9/20/2024	6/27/2028	1,500,000	1,504,516	1,499,850
Champion Laboratories, Inc.(a)(b)(j)(k)(l)	—	—	1/26/2026	—	34,995	33,442	—
Cliffhanger 2 Productions, LLC(a)(b)(k)(l)	—	—	7/29/2024	—	750,000	956,250	894,375
CR Steak LV LLC(a)(b)	—	12.00	1/10/2024	8/4/2026	630,000	629,666	628,740
EZ Pay SPE, LLC(a)(b)(c)	3M SOFR + 10.55	14.34	4/30/2025	3/24/2027	2,000,000	2,000,000	2,004,000
FF SPV I LLC, Class A(a)(b)	—	15.00	5/16/2024	5/16/2030	345,406	345,406	357,496
FRAM Group Operations LLC(a)(b)(j)(k)(l)	—	—	1/26/2026	—	2,148,988	2,140,741	—
Hopkins Manufacturing Corporation(a)(b)(j)(k)(l)	—	—	1/26/2026	—	287,961	275,189	—
IHC California LLC & Iron Horse Credit LLC(a)(b)(c)(d)(m)	1M SOFR + 9.50	13.20	8/9/2024	6/30/2026	455,605	455,605	455,605
Leasepoint Funding Group, LLC(a)(b)(c)	3M SOFR + 7.75	10.33	2/3/2025	9/19/2026	2,000,000	2,000,000	1,996,600
Neo Finance SPV LLC(a)(b)(c)	1M SOFR + 9.50	13.12	5/1/2025	2/11/2029	2,500,000	2,500,000	2,520,500
Nexgen Financial(a)(b)(c)	1M SOFR + 12.25	15.91	9/20/2024	3/28/2028	1,500,000	1,506,535	1,511,400
OnRamp Funding(a)(b)(c)	1M SOFR + 12.00	15.66	11/27/2024	2/28/2027	1,500,000	1,503,818	1,511,250
Opus Trust I/II(a)(b)(c)	1M SOFR + 9.75	13.42	9/20/2024	10/25/2027	2,000,000	2,005,295	2,033,000
PFF, LLC(a)(b)(e)	—	PIK 12.00	12/19/2024	12/20/2027	3,182,192	3,182,192	2,935,572
PFF, LLC(a)(b)(e)	—	PIK 12.00	1/15/2025	1/15/2028	3,182,192	3,182,192	2,959,438
PFF, LLC(a)(b)(e)(m)	—	PIK 16.50	5/23/2025	5/23/2029	2,154,713	2,154,713	2,025,431
Riddick 4 Production LLC(a)(b)(k)(l)	—	—	9/4/2024	—	750,000	908,970	855,000
Steno Agency Funding I, LLC(a)(b)(c)	1M SOFR + 9.50	13.10	5/1/2025	5/8/2028	2,500,000	2,500,000	2,501,750
Yacht Management Services LLC(a)(b)(k)(l)(m)	—	—	1/10/2024	—	739,571	738,980	306,922
					33,541,844	33,904,849	30,379,123
CORPORATE — 4.6%
A. Stucki Company(a)(b)(c)	3M SOFR + 4.75	8.74	3/27/2025	3/27/2030	1,086,250	1,079,801	1,075,387
A. Stucki Company – First Lien Delay Draw(a)(b)(c)	3M SOFR + 4.75	8.74	3/27/2025	3/27/2030	397,000	392,663	393,030
ABC Technologies, Inc.(a)(b)(c)(n)	1M SOFR + 8.25	Blended	9/17/2025	8/30/2031	3,230,760	3,148,848	3,038,206
Cirkul, Inc.(a)(b)(e)(o)	—	Blended	4/23/2025	4/23/2028	2,814,859	2,732,121	2,315,222
Fullsteam Holdco, L.P.(a)(b)(e)	—	PIK 13.00	8/7/2025	8/8/2032	1,086,563	1,073,475	1,056,682

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
LEARN Midco, LLC(a)(b)(e)	—	PIK 15.50	9/5/2025	1/10/2032	1,160,317	1,137,322	1,141,752
OD Intermediate SUBI Holdco VII LLC(a)(b)	—	12.50	2/21/2025	11/1/2027	1,500,000	1,510,036	1,500,000
OSP Lakeside Intermediate Holdings 2, LLC(a)(b)(c)(e)	1M SOFR + 9.50	PIK 13.12	10/31/2025	10/31/2031	2,137,412	2,114,274	2,112,412
Premier Food Concepts LLC(a)(b)(e)	—	14.00, 3.50 PIK	10/31/2025	11/15/2027	3,019,659	3,025,903	3,028,701
Siguler Guff Guardian Holdings II, LLC(a)(b)(c)(e)	3M SOFR + 7.25	12.84, 1.75 PIK	2/20/2026	2/10/2028	2,003,500	1,994,350	1,993,500
Siguler Guff Straine Dental Holdings, LLC(a)(b)(c)	1M SOFR + 7.42	11.14	11/25/2025	11/25/2030	2,960,176	2,933,300	2,930,500
Siguler Guff Straine Dental Holdings, LLC — First Lien Delay Draw(a)(b)(c)(d)	1M SOFR + 7.24	10.96	11/25/2025	11/25/2030	33,909	27,904	27,893
					21,430,405	21,169,997	20,613,285
REAL ESTATE — 4.4%
40 Connecticut Ave Associates LLC & GR Realty Associates, LLC(a)(b)(c)	1M SOFR + 6.66	11.00	10/15/2024	10/15/2026	400,000	400,000	400,000
151 Fields Owner LLC(a)(b)(c)(d)	1M SOFR + 3.50	7.75	3/26/2026	1/29/2028	535,894	510,555	507,769
7023 Broward LLC(a)(b)(c)	1M SOFR + 6.70	11.00	7/23/2025	1/25/2027	2,000,000	2,000,000	2,009,800
Armory Market SS, LLC(a)(b)	—	16.00	4/25/2025	11/1/2026	2,000,000	2,000,000	2,001,800
BDP Bloomfield Avenue, LLC(a)(b)(c)	WSJ Prime + 4.50	13.75	1/8/2025	8/1/2026	800,000	800,000	801,600
Beezle Azul LLC(a)(b)(c)	1M SOFR + 6.20	10.50	12/19/2024	7/10/2026	750,000	750,000	735,000
Blueberry Hill II, LLC(a)(b)	—	12.00	1/8/2025	7/12/2026	800,000	800,000	806,400
Bojadzic Construction LLC(a)(b)(c)	1M SOFR + 6.50	10.75	12/19/2024	10/6/2026	540,000	540,000	540,000
Bristol Industrial Senior Loan(a)(b)	—	15.00	3/13/2024	1/1/2027	1,250,000	1,249,580	1,237,500
Butler Creek Owner, LLC(a)(b)(c)	1M SOFR + 6.90	11.00	8/6/2025	8/1/2026	1,500,000	1,500,000	1,510,950
Carlsbad 2525, LLC(a)(b)	—	10.75	9/10/2025	9/1/2027	2,000,000	1,993,822	1,998,200
Dorset Crossing, LLC(a)(b)(c)	1M SOFR + 5.86	14.00	7/29/2024	8/4/2026	401,386	401,386	401,306
Jane Lew Holdings WV, LLC, LV Petroleum, LLC(a)(b)	—	13.00	2/18/2026	8/19/2026	800,000	800,000	800,000
LV Petroleum, LLC, et al.(a)(b)	—	16.00	12/9/2025	12/17/2026	954,959	954,959	954,959
Redd, LLC(a)(b)(c)	1M SOFR + 6.65	11.00	8/26/2025	8/28/2026	1,500,000	1,500,000	1,501,050

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Index + Spread (%)	Coupon (%)	Acquisition Date	Maturity	Principal Amount ($)	Amortized Cost ($)	Fair Value ($)
Royersford Industrial Senior Loan(a)(b)	—	14.00	3/13/2024	12/23/2026	1,400,000	1,399,194	1,424,500
Windsor Street Associates, LLC, et al.(a)(b)(c)	1M SOFR + 7.19	11.00	2/20/2025	8/20/2026	2,000,000	2,000,000	2,004,000
					19,632,239	19,599,496	19,634,834
TOTAL LOANS					74,604,488	74,674,342	70,627,242

COLLATERALIZED LOAN OBLIGATIONS — 0.9%
Allegro Clo VIII-S Ltd. Series 3A E1(c)(f)	3M SOFR + 6.60	10.27	10/3/2024	10/15/2037	400,000	383,312	377,210
Allegro Clo VIII-S Ltd. Series 3A E2(c)(f)	3M SOFR + 8.00	11.67	10/3/2024	10/15/2037	600,000	600,000	594,765
Babson CLO Ltd. Series 4A ER(c)(f)	3M SOFR + 6.75	10.42	9/27/2024	10/20/2037	750,000	750,000	737,247
Dryden 123 CLO Ltd. Series 123A E(c)(f)	3M SOFR + 4.85	8.52	7/25/2025	4/15/2038	1,000,000	995,201	1,002,245
OHA Credit Partners XVII Ltd. Series 17A E(c)(f)	3M SOFR + 5.00	8.67	11/1/2024	1/18/2038	1,000,000	1,000,000	991,437
Vibrant CLO XIII Ltd. Series 13A ER(c)(f)	3M SOFR + 7.59	11.26	10/31/2024	1/15/2038	500,000	495,610	479,725
TOTAL COLLATERALIZED LOAN OBLIGATIONS					4,250,000	4,224,123	4,182,629

COLLATERALIZED MORTGAGE OBLIGATIONS — 0.3%
Fannie Mae REMICS Series 23-17 JA	—	5.50	6/1/2023	6/25/2050	1,120,541	1,122,861	1,125,721
Government National Mortgage Association Series 2021-49 IP	—	2.50	11/9/2023	1/20/2051	4,327,816	365,068	380,098
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS					5,448,357	1,487,929	1,505,819

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Acquisition Date	Shares	Cost ($)	Fair Value ($)
BESPOKE INVESTMENT VEHICLES — 14.5%
BSOF SRT Parallel Onshore Fund L.P. Class Plumtree Series 3(a)(d)(g)	6/4/2026		2,850,000	2,850,000
Cedar Holdings (Offshore) L.P. — Senior Preferred(a)(d)(g)	9/30/2025		5,192,739	5,719,234
Cedar Holdings (Offshore) L.P. — Subordinate Common(a)(g)	9/30/2025		2,019,949	2,562,703
Eagle Point Co-Invest II L.P.(a)(d)(g)	9/2/2025		865,500	862,253
Enhanced Mortgage Funding, LLC(a)(g)	10/31/2025		12,500,000	12,459,833
Fair State Mortgage Holdings, LLC(a)(g)	9/26/2025		11,011,494	11,051,024
Mavik Special Opportunities VS2 Co-Investment A, L.P.(a)(d)(g)	10/31/2025		8,208,263	8,310,614
Maycomb CRT Holdings, LLC(a)(b)	10/20/2025		2,000,000	2,000,000
RF JV SBC LLC(a)(b)	6/30/2026		2,500,000	2,500,000
SG Resi JV Feeder LLC(a)(g)	6/30/2026		8,471,782	8,471,782
Spruce Holdings (Offshore) L.P. — Senior Preferred(a)(d)(g)	6/25/2026		2,849,032	2,849,032
Spruce Holdings (Offshore) L.P. — Subordinate Common(a)(d)(g)	6/25/2026		3,082,311	3,082,311
Wolfe Pond Park CLO, Ltd.(a)(b)(h)	2/14/2025		2,000,000	2,117,079
TOTAL BESPOKE INVESTMENT VEHICLES			63,551,070	64,835,865

INVESTMENT PARTNERSHIPS — 61.2%
ACORE Credit Partners II, L.P.(a)(d)(g)	3/21/2023		10,875,197	10,619,337
AG Asset Based Credit Fund, L.P.(a)(d)(g)	9/13/2023		18,451,603	18,768,344
Alcova Capital Yield Premium Fund, L.P.(a)(g)	3/18/2024		6,000,000	5,917,283
Altriarch Specialty Finance Fund, L.P.(a)(g)	6/11/2025		9,500,000	9,344,986

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Acquisition Date	Shares	Cost ($)	Fair Value ($)
BasePoint Income Solutions Evergreen Fund L.P.(a)(g)	5/29/2026		5,000,000	5,000,000
Bastion Funding V L.P.(a)(g)	10/15/2024		3,000,000	2,993,364
Blue Owl A4 Evergreen (Cayman) L.P.(a)(d)(g)	4/4/2023		9,212,232	9,609,370
BSOF SRT Parallel Onshore Fund L.P. — Class SRT Enhanced Interests (Series 5)(a)(g)	3/25/2026		5,000,000	4,935,749
Callodine Perpetual ABL Fund, L.P.(a)(d)(g)	5/1/2025		4,750,000	4,697,255
Clear Haven Ultra Short Investment Grade Bond Fund, L.P.(a)(g)	10/29/2025		1,500,000	1,501,539
CLF I (Cayman), L.P.(a)(d)(g)	5/13/2026		1,780,877	1,780,877
Colbeck Strategic Income I L.P.(a)(d)(g)	4/15/2026		15,000,000	15,000,000
Crescent Cove Opportunity Fund, L.P.(a)(g)	10/31/2025		10,007,192	9,563,415
Crestline Opportunity Fund V Offshore TE/SWF, L.P.(a)(d)(g)	9/21/2023		2,595,010	3,004,674
Dawson Portfolio Finance Evergreen L.P.(a)(g)	8/27/2025	16,808	17,000,000	16,628,109
Eagle Point Enhanced Income Fund L.P.(a)(g)	9/30/2025		8,000,000	7,952,367
Eldridge Senior Credit Strategies Fund XIV, L.P.(a)(g)	6/1/2023		18,409,070	17,167,714
Evolution Credit Partners Trade Finance Offshore, L.P.(a)(g)	8/1/2025		11,843,500	10,057,285
Fairbridge Partners L.P.(a)(g)	3/3/2025		2,500,000	2,447,690
HarbourView Royalties Parallel Fund I, L.P.(a)(d)(g)	8/14/2025		8,340,499	9,814,232
Kennedy Lewis Residential Property Income Company L.P.(a)(d)(g)	5/1/2025		7,827,211	7,747,204
Kerberos Capital Fund III — Feeder L.P.(a)(g)	3/2/2026		7,924,098	8,194,353
Medalist Partners Asset Based Private Credit Fund III L.P. Onshore Feeder, L.P., Class B(a)(g)(i)	3/24/2023		20,228,944	19,774,326

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Acquisition Date	Shares	Cost ($)	Fair Value ($)
Mesirow Specialty Finance Fund VII, L.P.(a)(d)(g)	12/17/2025		574,656	569,292
Post Road Real Estate Credit Opportunity Fund L.P.(a)(d)(g)	3/31/2026		17,081,901	17,274,402
Rivers Investments, LLC(a)(d)(g)	8/28/2025	796	851,103	842,319
Rivonia Road Fund L.P.(a)(g)	5/1/2025		9,000,000	9,209,889
Saluda Grade Income Fund L.P.(a)(g)	2/3/2025		11,205,183	11,151,615
SHC Credit Opportunities Fund II L.P.(a)(d)(g)	1/30/2026		12,500,000	12,503,952
Siguler Guff Tactical Credit Evergreen Fund, L.P.(a)(d)(g)	10/31/2025		9,500,000	9,421,655
Sound Point Discovery Fund LLC(a)(g)	4/3/2024		1,500,000	1,506,648
The Varde CRE Lending Fund, L.P.(a)(g)	1/6/2025		9,000,000	8,631,107
TOTAL INVESTMENT PARTNERSHIPS			275,958,276	273,630,352

BUSINESS DEVELOPMENT COMPANY — 2.7%
Stone Point Credit Income Fund(a)(g)	4/30/2025	479,214	12,000,000	11,824,040
TOTAL BUSINESS DEVELOPMENT COMPANY

PREFERRED STOCK — 0.0%
Cirkul, Inc., Series 1(a)(b)	3/27/2026	19	—	—
TOTAL PREFERRED STOCK
	Expiration Date	Exercise Price ($)
WARRANTS — 0.0%
Cirkul, Inc. Warrant Share Strike(a)(b)	4/23/2035	0.01	4/23/2025	13,584	124,538	—
TOTAL WARRANTS

Nomura Alternative Income Fund CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued) June 30, 2026
Description	Yield (%)	Shares	Cost ($)	Fair Value ($)
SHORT-TERM INVESTMENT — 1.9%
MONEY MARKET FUND — 1.9%
First American Treasury Obligations Fund, Class X(p)	3.58	8,303,696	8,303,696	8,303,696
TOTAL SHORT-TERM INVESTMENT

TOTAL INVESTMENTS — 97.3%			440,323,974	434,909,643
OTHER ASSETS IN EXCESS OF LIABILITIES — 2.7%(q)				11,985,266
NET ASSETS — 100.0%				446,894,909
CLO	— Collateralized Loan Obligation
LLC	— Limited Liability Company
L.P.	— Limited Partnership
Ltd.	— Limited Company
PIK	— Payment in Kind
REMIC	— Real Estate Mortgage Investment Conduit
1M SOFR	— 1 Month Term Secured Overnight Financing Rate
3M SOFR	— 3 Month Term Secured Overnight Financing Rate
WSJ Prime	— Wall Street Journal Prime Rate

(a)     This is a restricted security. Total cost and fair value of restricted securities as of June 30, 2026 was $426,308,226 (95.4% of net assets) and $420,917,499 (94.2% of net assets), respectively.

(b)     Value was determined using significant unobservable inputs.

(c)     Floating rate investment. Interest rate shown reflects the rate in effect at June 30, 2026.

(d)     This investment has an unfunded commitment as of June 30, 2026.

(e)     This investment has payment-in-kind (PIK) component.

(f)      Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the total market value of 144A securities is $4,182,629 or 0.9% of net assets.

(g)     Investment is valued using the Fund’s pro rata net asset value (or its equivalent) as a practical expedient.

(h)     Investment is a Collateralized Loan Obligation Warehouse.

(i)      This investment is held through a wholly-owned subsidiary of the Fund, NAIF Splitter LLC.

(j)      This investment is held through a wholly-owned subsidiary of the Fund, SCFNA, LLC.

(k)     This security is in wind-down with no specific maturity date.

(l)      This security’s accrual rate is set to zero as it is non-income producing. The rate disclosed is as of June 30, 2026.

(m)    This security is in restructuring.

(n)     This security has an interest rate of 8.25% + 1M SOFR on $789,935 and 8.25% + 3M SOFR on $2,440,825.

(o)     This security has an interest rate of PIK 16.85% on $194,190 and PIK 17.10% on $2,620,669.

(p)     Rate disclosed is the seven day effective yield as of June 30, 2026.

(q)     Includes cash held as collateral for futures contracts.